Income Tax Status - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax determination letter, obtained	true
Tax determination letter, date	Jan. 01, 2016
Tax qualification status [extensible enumeration]	us-gaap:QualifiedPlanMember